UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Floating-Rate Advantage Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2023
Calvert
Floating-Rate Advantage Fund

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Performance

Portfolio Manager(s) Catherine C. McDermott and Andrew N. Sveen, CFA each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/10/2017	10/10/2017	6.55%	0.95%	2.18%	2.24%
Class A with With 3.25% Maximum Sales Charge	—	—	3.07	(2.30)	1.50	1.62
Class I at NAV	10/10/2017	10/10/2017	6.68	1.19	2.41	2.46
Class R6 at NAV	10/10/2017	10/10/2017	6.68	1.18	2.40	2.46
Morningstar ® LSTA® US Leveraged Loan IndexSM	—	—	5.94	2.54	3.63	3.75

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	2.54%	2.29%	2.18%
Net	2.32	2.07	2.07

% Total Leverage[4]
Borrowings	23.42%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Fund Profile

Credit Quality (% of bond and loan holdings)[1]
Top 10 Sectors (% of total investments)[2]
Software	20.0%
Machinery	5.6
Health Care Providers & Services	5.2
Capital Markets	4.5
Chemicals	3.8
IT Services	3.6
Trading Companies & Distributors	3.4
Insurance	3.1
Health Care Technology	3.1
Media	2.9
Total	55.2%

Footnotes:
[1]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
[2]	Excludes cash and cash equivalents.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable. Due to rounding, total returns of less than 0.005% may show as 0.00%.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.
Fund profile subject to change due to active management.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,065.50	$13.96 **	2.71%
Class I	$1,000.00	$1,066.80	$12.68 **	2.46%
Class R6	$1,000.00	$1,066.80	$12.68 **	2.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,011.42	$13.59 **	2.71%
Class I	$1,000.00	$1,012.67	$12.34 **	2.46%
Class R6	$1,000.00	$1,012.67	$12.34 **	2.46%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.1%
LG Newco Holdco, Inc.(1)(2)	6,015	$ 62,657
		$ 62,657
Financial Services — 0.0%(3)
Aegletes B.V. (1)(2)	1,076	$ 18,292
		$ 18,292
Professional Services — 0.0%(3)
Skillsoft Corp.(1)(2)	5,981	$ 11,962
		$ 11,962
Total Common Stocks (identified cost $108,645)		$ 92,911

Corporate Bonds — 8.4%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.8%
Air Canada, 3.875%, 8/15/26(4)	$125	$ 113,633
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(4)	250	246,335
5.75%, 4/20/29(4)	200	192,060
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(4)	100	96,585
		$ 648,613
Automotive — 0.0%(3)
Clarios Global, L.P., 6.75%, 5/15/25(4)	$22	$ 22,258
Clarios Global, L.P./Clarios U.S. Finance Co., 6.25%, 5/15/26(4)	22	21,970
		$ 44,228
Broadcasting — 0.0%(3)
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)(5)	$125	$ 7,031
		$ 7,031
Building and Development — 1.4%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(4)	$1,025	$ 934,364
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(4)	50	44,809
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(4)	100	92,188
Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(4)	25	$ 25,777
7.75%, 3/15/31(4)	50	52,464
		$ 1,149,602
Business Equipment and Services — 0.6%
Corelogic, Inc., 4.50%, 5/1/28(4)	$75	$ 56,976
Garda World Security Corp., 4.625%, 2/15/27(4)	75	67,415
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(4)	75	74,511
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	350	331,576
		$ 530,478
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	$75	$ 64,587
		$ 64,587
Chemicals and Plastics — 0.1%
Olympus Water US Holding Corp., 4.25%, 10/1/28(4)	$125	$ 103,561
		$ 103,561
Commercial Services & Supplies — 0.2%
Neptune Bidco US, Inc., 9.29%, 4/15/29(4)	$200	$ 185,620
		$ 185,620
Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(4)	$75	$ 67,441
		$ 67,441
Cosmetics/Toiletries — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(4)	$25	$ 22,891
		$ 22,891
Drugs — 0.6%
Jazz Securities DAC, 4.375%, 1/15/29(4)	$550	$ 506,495
		$ 506,495
Ecological Services and Equipment — 0.7%
GFL Environmental, Inc., 4.25%, 6/1/25(4)	$75	$ 73,254
Madison IAQ, LLC, 4.125%, 6/30/28(4)	650	562,975
		$ 636,229

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical — 0.8%
CommScope, Inc., 4.75%, 9/1/29(4)	$300	$ 250,350
Imola Merger Corp., 4.75%, 5/15/29(4)	300	268,716
LogMeIn, Inc., 5.50%, 9/1/27(4)	275	141,061
		$ 660,127
Financial Intermediaries — 0.4%
AG Issuer, LLC, 6.25%, 3/1/28(4)	$225	$ 202,908
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(4)	50	50,375
NFP Corp., 7.50%, 10/1/30(4)	50	48,364
		$ 301,647
Health Care — 0.4%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(4)	$325	$ 282,315
RP Escrow Issuer, LLC, 5.25%, 12/15/25(4)	25	18,967
		$ 301,282
Industrial Equipment — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(4)	$25	$ 24,085
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(4)	150	131,286
Vertical US Newco, Inc., 5.25%, 7/15/27(4)	50	47,270
		$ 202,641
Leisure Goods/Activities/Movies — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(4)	$13	$ 13,146
		$ 13,146
Media — 0.0%(3)
iHeartCommunications, Inc.:
4.75%, 1/15/28(4)	$25	$ 19,773
5.25%, 8/15/27(4)	25	20,462
		$ 40,235
Radio and Television — 0.3%
Univision Communications, Inc.:
4.50%, 5/1/29(4)	$150	$ 126,175
7.375%, 6/30/30(4)	125	118,292
		$ 244,467
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	$25	$ 23,491
		$ 23,491
Technology — 0.7%
Boxer Parent Co., Inc., 7.125%, 10/2/25(4)	$50	$ 49,823
Security	Principal Amount (000's omitted)	Value
Technology (continued)
Central Parent, Inc. / Central Merger Sub, Inc., 7.25%, 6/15/29(4)	$200	$ 196,756
Clarivate Science Holdings Corp., 3.875%, 7/1/28(4)	200	178,711
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(4)	200	150,753
		$ 576,043
Telecommunications — 1.0%
Arches Buyer, Inc., 4.25%, 6/1/28(4)	$125	$ 104,594
Level 3 Financing, Inc., 3.875%, 11/15/29(4)	875	634,095
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(4)	125	106,500
		$ 845,189
Total Corporate Bonds (identified cost $8,157,835)		$ 7,175,044

Exchange-Traded Funds — 1.1%

Security	Shares	Value
Equity Funds — 1.1%
SPDR Blackstone Senior Loan ETF	22,750	$ 943,215
Total Exchange-Traded Funds (identified cost $1,045,348)		$ 943,215

Senior Floating Rate Loans — 113.3%(6)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.9%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.407%, (SOFR + 3.50%), 4/6/26	$511	$ 500,708
Term Loan, 8.407%, (SOFR + 3.50%), 4/6/26	275	269,586
WP CPP Holdings, LLC, Term Loan, 8.58%, (3 mo. USD LIBOR + 3.75%), 4/30/25	924	846,709
		$ 1,617,003
Airlines — 1.2%
American Airlines, Inc., Term Loan, 9.558%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$975	$ 991,115
		$ 991,115
Auto Components — 1.6%
Clarios Global, L.P., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$684	$ 681,967
DexKo GlobaL, Inc., Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 10/4/28	173	162,700

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 9/6/25	$243	$ 234,281
Truck Hero, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 1/31/28	291	260,186
		$ 1,339,134
Automobiles — 0.1%
MajorDrive Holdings IV, LLC, Term Loan, 9.00%, (3 mo. USD LIBOR + 4.00%), 6/1/28	$98	$ 93,460
		$ 93,460
Beverages — 0.2%
Triton Water Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 3/31/28	$219	$ 197,549
		$ 197,549
Biotechnology — 0.6%
Alltech, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 10/13/28	$494	$ 479,761
		$ 479,761
Building Products — 2.2%
CP Atlas Buyer, Inc., Term Loan, 8.407%, (SOFR + 3.50%), 11/23/27	$414	$ 369,494
CPG International, Inc., Term Loan, 7.407%, (SOFR + 2.50%), 4/28/29	199	197,383
Ingersoll-Rand Services Company, Term Loan, 6.657%, (SOFR + 1.75%), 3/1/27	97	96,879
LHS Borrower, LLC, Term Loan, 9.657%, (SOFR + 4.75%), 2/16/29	247	200,891
MI Windows and Doors, LLC, Term Loan, 8.407%, (SOFR + 3.50%), 12/18/27	781	778,640
Standard Industries, Inc., Term Loan, 7.116%, (SOFR + 2.00%), 9/22/28	220	219,026
		$ 1,862,313
Capital Markets — 5.6%
Advisor Group, Inc., Term Loan, 9.34%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$560	$ 552,796
AllSpring Buyer LLC, Term Loan, 8.163%, (3 mo. USD LIBOR + 3.00%), 11/1/28	263	262,919
Aretec Group, Inc.:
Term Loan, 3/8/30(7)	150	148,031
Term Loan, 9.157%, (SOFR + 4.25%), 10/1/25	481	479,318
Brookfield Property REIT, Inc., Term Loan, 7.407%, (SOFR + 2.50%), 8/27/25	189	185,728
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Clipper Acquisitions Corp., Term Loan, 6.451%, (1 mo. USD LIBOR + 1.75%), 3/3/28	$220	$ 219,398
Edelman Financial Center, LLC, Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 4/7/28	589	569,727
FinCo I, LLC, Term Loan, 7.14%, (1 mo. USD LIBOR + 2.30%), 6/27/25	570	569,907
Focus Financial Partners, LLC:
Term Loan, 7.307%, (SOFR + 2.50%), 6/30/28	172	169,622
Term Loan, 8.057%, (SOFR + 3.25%), 6/30/28	245	242,680
HighTower Holdings LLC, Term Loan, 8.815%, (3 mo. USD LIBOR + 4.00%), 4/21/28	494	467,813
Mariner Wealth Advisors, LLC, Term Loan, 8.404%, (SOFR + 3.25%), 8/18/28	592	581,148
Victory Capital Holdings, Inc.:
Term Loan, 6.954%, (SOFR + 2.25%), 7/1/26	243	241,557
Term Loan, 6.954%, (SOFR + 2.25%), 12/29/28	93	92,184
		$ 4,782,828
Chemicals — 4.8%
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.898%, (SOFR + 3.00%), 12/20/29	$289	$ 289,616
CPC Acquisition Corp., Term Loan, 8.91%, (SOFR + 3.75%), 12/29/27	326	250,620
Groupe Solmax, Inc., Term Loan, 9.909%, (3 mo. USD LIBOR + 4.75%), 5/29/28	394	354,587
LSF11 Skyscraper Holdco S.a r.l., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 9/29/27	294	293,868
Messer Industries GmbH, Term Loan, 7.66%, (SOFR + 2.50%), 3/2/26	386	385,965
Momentive Performance Materials Inc., Term Loan, 3/31/28(7)	150	146,438
Olympus Water US Holding Corp., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 11/9/28	494	468,445
Rohm Holding GmbH, Term Loan, 10.102%, (3 mo. USD LIBOR + 5.00%), 7/31/26	637	539,798
Starfruit Finco B.V., Term Loan, 7.526%, (SOFR + 2.75%), 10/1/25	380	377,584
W.R. Grace & Co. Conn., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/22/28	1,012	1,006,916
		$ 4,113,837
Commercial Services & Supplies — 2.5%
GFL Environmental, Inc., Term Loan, 7.907%, (SOFR + 3.00%), 5/28/27	$698	$ 698,962
LABL, Inc., Term Loan, 9.84%, (1 mo. USD LIBOR + 5.00%), 10/29/28	148	143,671
Phoenix Services International, LLC:
DIP Loan, 16.806%, (SOFR + 12.00%), 5/29/23	118	113,774
DIP Loan, 23.611%, (SOFR + 14.00%), 5/29/23	57	54,622

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC: (continued)
Term Loan, 0.00%, 3/1/25(5)	$375	$ 43,020
Prime Security Services Borrower, LLC, Term Loan, 7.517%, (3 mo. USD LIBOR + 2.75%), 9/23/26	348	347,241
Tempo Acquisition LLC, Term Loan, 7.807%, (SOFR + 3.00%), 8/31/28	683	682,804
		$ 2,084,094
Communications Equipment — 0.2%
Ciena Corp., Term Loan, 7.191%, (SOFR + 2.50%), 1/18/30	$125	$ 125,104
		$ 125,104
Construction & Engineering — 1.5%
Aegion Corporation, Term Loan, 9.59%, (1 mo. USD LIBOR + 4.75%), 5/17/28	$369	$ 361,756
American Residential Services, LLC, Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/15/27	737	729,441
Northstar Group Services, Inc., Term Loan, 10.422%, (1 mo. USD LIBOR + 5.50%), 11/12/26	142	140,075
		$ 1,231,272
Containers & Packaging — 1.1%
Clydesdale Acquisition Holdings, Inc, Term Loan, 9.082%, (SOFR + 4.18%), 4/13/29	$124	$ 121,525
Pregis TopCo Corporation, Term Loan, 8.672%, (SOFR + 3.75%), 7/31/26	390	381,961
Pretium PKG Holdings, Inc., Term Loan, 8.843%, (3 mo. USD LIBOR + 4.00%), 10/2/28	124	98,001
Proampac PG Borrower, LLC, Term Loan, 8.429%, (3 mo. USD LIBOR + 3.75%), 11/3/25	343	337,265
		$ 938,752
Distributors — 0.8%
Autokiniton US Holdings, Inc., Term Loan, 9.422%, (SOFR + 4.50%), 4/6/28	$737	$ 717,164
		$ 717,164
Diversified Consumer Services — 1.2%
Ascend Learning, LLC, Term Loan, 8.407%, (SOFR + 3.50%), 12/11/28	$642	$ 595,473
KUEHG Corp., Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 2/21/25	258	254,109
Sotheby's, Term Loan, 9.33%, (3 mo. USD LIBOR + 4.50%), 1/15/27	135	135,362
		$ 984,944
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 3.0%
Level 3 Financing, Inc., Term Loan, 6.672%, (SOFR + 1.75%), 3/1/27	$340	$ 286,668
Telenet Financing USD, LLC, Term Loan, 6.684%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	270,256
UPC Financing Partnership, Term Loan, 7.609%, (1 mo. USD LIBOR + 2.93%), 1/31/29	475	468,706
Virgin Media Bristol, LLC:
Term Loan, 7.184%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	592,178
Term Loan, 7.934%, (1 mo. USD LIBOR + 3.25%), 1/31/29	325	322,331
Zayo Group Holdings, Inc., Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 3/9/27	181	147,047
Ziggo Financing Partnership, Term Loan, 7.184%, (1 mo. USD LIBOR + 2.50%), 4/30/28	450	445,078
		$ 2,532,264
Electronic Equipment, Instruments & Components — 0.4%
II-VI Incorporated, Term Loan, 7.672%, (SOFR + 2.75%), 7/2/29	$215	$ 213,423
Robertshaw US Holding Corp., Term Loan, 8.688%, (3 mo. USD LIBOR + 3.50%), 2/28/25	208	120,164
		$ 333,587
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Term Loan, 7.684%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$481	$ 349,610
Crown Finance US, Inc., DIP Loan, 14.674%, (SOFR + 10.00%), 9/7/23	135	137,004
Renaissance Holding Corp., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 4/5/30	646	631,366
		$ 1,117,980
Food & Staples Retailing — 0.2%
US Foods, Inc., Term Loan, 6.84%, (1 mo. USD LIBOR + 2.00%), 9/13/26	$125	$ 124,336
		$ 124,336
Food Products — 1.2%
Monogram Food Solutions, LLC, Term Loan, 8.875%, (1 mo. USD LIBOR + 4.00%), 8/28/28	$99	$ 95,294
Nomad Foods Europe Midco Limited, Term Loan, 8.225%, (SOFR + 3.75%), 11/12/29	224	224,740
Sovos Brands Intermediate, Inc., Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/8/28	690	678,708
		$ 998,742

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 2.9%
Artivion, Inc., Term Loan, 8.66%, (SOFR + 3.50%), 6/1/27	$536	$ 497,787
Bayou Intermediate II, LLC, Term Loan, 9.296%, (3 mo. USD LIBOR + 4.50%), 8/2/28	346	331,800
Gloves Buyer, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 12/29/27	663	613,561
Journey Personal Care Corp., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 3/1/28	491	382,791
Medline Borrower, L.P., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 10/23/28	668	652,333
		$ 2,478,272
Health Care Providers & Services — 6.5%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.938%, (3 mo. USD LIBOR + 3.75%), 9/7/28	$741	$ 737,848
Cano Health LLC, Term Loan, 8.907%, (SOFR + 4.00%), 11/23/27	639	482,773
CCRR Parent, Inc., Term Loan, 8.60%, (1 mo. USD LIBOR + 3.75%), 3/6/28	492	482,613
Ensemble RCM, LLC, Term Loan, 8.526%, (SOFR + 3.75%), 8/3/26	537	537,273
Envision Healthcare Corporation, Term Loan - Second Lien, 9.148%, (SOFR + 4.25%), 3/31/27	394	109,450
Midwest Physician Administrative Services, LLC, Term Loan, 8.409%, (3 mo. USD LIBOR + 3.25%), 3/12/28	296	278,257
National Mentor Holdings, Inc.:
Term Loan, 8.676%, (SOFR + 3.75%), 3/2/28	595	459,393
Term Loan, 8.748%, (SOFR + 3.75%), 3/2/28	18	13,504
Option Care Health, Inc., Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 10/27/28	741	738,588
PetVet Care Centers, LLC, Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 2/14/25	369	358,875
Select Medical Corporation, Term Loan, 7.35%, (1 mo. USD LIBOR + 2.50%), 3/6/25	823	820,750
TTF Holdings, LLC, Term Loan, 8.875%, (1 mo. USD LIBOR + 4.00%), 3/31/28	543	542,273
		$ 5,561,597
Health Care Technology — 3.9%
Bracket Intermediate Holding Corp, Term Loan, 9.038%, (3 mo. USD LIBOR + 4.25%), 9/5/25	$494	$ 487,062
Imprivata, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 12/1/27	318	311,732
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 12/18/28	223	208,828
Term Loan - Second Lien, 11.59%, (1 mo. USD LIBOR + 6.75%), 12/17/29	150	92,250
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
Navicure, Inc., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 10/22/26	$952	$ 949,035
Project Ruby Ultimate Parent Corp., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 3/10/28	392	378,892
Symplr Software, Inc., Term Loan, 9.276%, (SOFR + 4.50%), 12/22/27	368	329,410
Verscend Holding Corp., Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 8/27/25	555	555,246
		$ 3,312,455
Hotels, Restaurants & Leisure — 1.6%
ClubCorp Holdings, Inc., Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 9/18/24	$439	$ 421,042
Dave & Buster's, Inc., Term Loan, 9.938%, (SOFR + 5.00%), 6/29/29	149	149,474
IRB Holding Corp., Term Loan, 7.803%, (SOFR + 3.00%), 12/15/27	319	314,113
Playa Resorts Holding B.V., Term Loan, 8.993%, (SOFR + 4.25%), 1/5/29	275	273,070
SMG US Midco 2, Inc., Term Loan, 7.325%, (3 mo. USD LIBOR + 2.50%), 1/23/25	238	235,934
		$ 1,393,633
Household Durables — 1.2%
ACProducts, Inc., Term Loan, 9.409%, (3 mo. USD LIBOR + 4.25%), 5/17/28	$295	$ 235,616
Hunter Douglas, Inc., Term Loan, 8.373%, (SOFR + 3.50%), 2/26/29	49	44,986
Libbey Glass, Inc., Term Loan, 13.46%, (SOFR + 8.50%), 8.71% cash, 4.75% PIK, 11/22/27	342	319,752
Serta Simmons Bedding, LLC:
Term Loan, 0.00%, 8/10/23(5)	149	146,564
Term Loan - Second Lien, 0.00%, 8/10/23(5)	494	284,066
		$ 1,030,984
Household Products — 1.5%
Diamond (BC) B.V., Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 9/29/28	$741	$ 738,542
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.703%, (3 mo. USD LIBOR + 3.75%), 12/22/26	442	426,441
Term Loan, 11.023%, (SOFR + 6.00%), 12/22/26	99	96,035
		$ 1,261,018
Insurance — 3.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.279%, (1 mo. USD LIBOR + 3.50%), 11/6/27	$494	$ 488,694

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
Alliant Holdings Intermediate, LLC: (continued)
Term Loan, 8.347%, (SOFR + 3.50%), 11/5/27	$117	$ 116,173
AmWINS Group, Inc.:
Term Loan, 7.109%, (1 mo. USD LIBOR + 2.25%), 2/19/28	489	483,698
Term Loan, 7.657%, (SOFR + 2.75%), 2/19/28	125	123,012
AssuredPartners, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 2/12/27	657	651,815
Hub International Limited, Term Loan, 7.818%, (3 mo. USD LIBOR + 3.00%), 4/25/25	500	499,238
NFP Corp., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 2/15/27	338	330,473
Ryan Specialty Group, LLC, Term Loan, 7.907%, (SOFR + 3.00%), 9/1/27	195	195,081
USI, Inc., Term Loan, 8.648%, (SOFR + 3.75%), 11/22/29	429	428,462
		$ 3,316,646
Interactive Media & Services — 2.8%
Adevinta ASA, Term Loan, 7.909%, (3 mo. USD LIBOR + 2.75%), 6/26/28	$1,130	$ 1,124,226
Foundational Education Group, Inc., Term Loan, 8.91%, (SOFR + 3.75%), 8/31/28	395	357,475
Getty Images, Inc., Term Loan, 9.493%, (SOFR + 4.50%), 2/19/26	419	419,508
Match Group, Inc., Term Loan, 6.713%, (3 mo. USD LIBOR + 1.75%), 2/13/27	500	497,812
		$ 2,399,021
IT Services — 4.5%
Asurion, LLC:
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$733	$ 683,639
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 7/31/27	39	36,064
Term Loan - Second Lien, 10.09%, (1 mo. USD LIBOR + 5.25%), 1/31/28	550	461,141
Cyxtera DC Holdings, Inc., Term Loan, 7.82%, (3 mo. USD LIBOR + 3.00%), 5/1/24	971	792,666
Gainwell Acquisition Corp., Term Loan, 8.998%, (SOFR + 4.00%), 10/1/27	1,127	1,074,590
Informatica, LLC, Term Loan, 7.625%, (1 mo. USD LIBOR + 2.75%), 10/27/28	545	541,550
Rackspace Technology Global, Inc., Term Loan, 7.595%, (3 mo. USD LIBOR + 2.75%), 2/15/28	392	211,680
		$ 3,801,330
Borrower/Description	Principal Amount (000's omitted)	Value
Leisure Products — 0.7%
Hayward Industries, Inc., Term Loan, 7.34%, (1 mo. USD LIBOR + 2.50%), 5/30/28	$614	$ 599,478
		$ 599,478
Life Sciences Tools & Services — 1.6%
Curia Global, Inc., Term Loan, 8.526%, (SOFR + 3.75%), 8/30/26	$827	$ 709,781
Packaging Coordinators Midco, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 11/30/27	663	649,881
		$ 1,359,662
Machinery — 7.0%
AI Aqua Merger Sub, Inc., Term Loan, 8.484%, (SOFR + 3.75%), 7/31/28	$496	$ 478,881
Alliance Laundry Systems, LLC, Term Loan, 8.306%, (3 mo. USD LIBOR + 3.50%), 10/8/27	559	555,379
American Trailer World Corp., Term Loan, 8.657%, (SOFR + 3.75%), 3/3/28	236	205,413
Apex Tool Group, LLC, Term Loan, 10.093%, (SOFR + 5.25%), 2/8/29	314	277,922
Conair Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 5/17/28	493	437,094
CPM Holdings, Inc., Term Loan, 8.162%, (1 mo. USD LIBOR + 3.50%), 11/17/25	606	605,008
Engineered Machinery Holdings, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 5/19/28	590	583,574
EWT Holdings III Corp., Term Loan, 7.125%, (1 mo. USD LIBOR + 2.25%), 4/1/28	123	122,348
Gates Global, LLC, Term Loan, 7.407%, (SOFR + 2.50%), 3/31/27	839	835,963
Icebox Holdco III, Inc., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 12/22/28	495	473,134
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28	885	843,049
SPX Flow, Inc., Term Loan, 9.407%, (SOFR + 4.50%), 4/5/29	283	271,527
Titan Acquisition Limited, Term Loan, 8.151%, (3 mo. USD LIBOR + 3.00%), 3/28/25	285	271,046
		$ 5,960,338
Media — 3.6%
Diamond Sports Group, LLC:
Term Loan, 13.064%, (SOFR + 8.15%), 5/25/26	$49	$ 46,244
Term Loan - Second Lien, 8.026%, (SOFR + 3.25%), 8/24/26	168	11,243
E.W. Scripps Company (The), Term Loan, 7.484%, (1 mo. USD LIBOR + 2.56%), 5/1/26	489	476,851
iHeartCommunications, Inc., Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 5/1/26	377	335,152

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Magnite, Inc., Term Loan, 9.909%, (USD LIBOR + 5.00%), 4/28/28(8)	$347	$ 332,352
Outfront Media Capital, LLC, Term Loan, 6.59%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	73,875
Recorded Books, Inc., Term Loan, 8.792%, (SOFR + 4.00%), 8/29/25	500	498,750
Sinclair Television Group, Inc.:
Term Loan, 7.35%, (1 mo. USD LIBOR + 2.50%), 9/30/26	583	536,705
Term Loan, 7.85%, (1 mo. USD LIBOR + 3.00%), 4/1/28	491	445,809
Univision Communications, Inc.:
Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 3/15/24	67	66,715
Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 3/15/26	226	225,192
		$ 3,048,888
Metals/Mining — 0.4%
Dynacast International, LLC, Term Loan, 9.458%, (3 mo. USD LIBOR + 4.50%), 7/22/25	$294	$ 269,010
WireCo WorldGroup, Inc., Term Loan, 9.063%, (1 mo. USD LIBOR + 4.25%), 11/13/28	93	92,685
		$ 361,695
Pharmaceuticals — 0.7%
Elanco Animal Health Incorporated, Term Loan, 6.412%, (1 mo. USD LIBOR + 1.75%), 8/1/27	$136	$ 132,968
Horizon Therapeutics USA, Inc., Term Loan, 6.563%, (1 mo. USD LIBOR + 1.75%), 3/15/28	245	244,759
Jazz Financing Lux S.a.r.l., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 5/5/28	221	220,855
		$ 598,582
Professional Services — 3.2%
Camelot U.S. Acquisition, LLC, Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 10/30/26	$648	$ 647,655
CoreLogic, Inc., Term Loan, 8.375%, (1 mo. USD LIBOR + 3.50%), 6/2/28	465	398,100
Deerfield Dakota Holding, LLC, Term Loan, 8.648%, (SOFR + 3.75%), 4/9/27	365	354,051
Employbridge LLC, Term Loan, 9.497%, (3 mo. USD LIBOR + 4.75%), 7/19/28	394	329,236
Neptune Bidco U.S., Inc., Term Loan, 9.735%, (SOFR + 5.00%), 4/11/29	300	267,000
Rockwood Service Corporation, Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 1/23/27	310	308,883
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Trans Union, LLC:
Term Loan, 6.59%, (1 mo. USD LIBOR + 1.75%), 11/16/26	$64	$ 63,234
Term Loan, 7.09%, (1 mo. USD LIBOR + 2.25%), 12/1/28	327	325,639
		$ 2,693,798
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.59%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$213	$ 207,141
Term Loan, 8.157%, (SOFR + 3.25%), 1/31/30	268	261,614
RE/MAX International, Inc., Term Loan, 7.375%, (1 mo. USD LIBOR + 2.50%), 7/21/28	270	249,518
		$ 718,273
Road & Rail — 1.5%
Avis Budget Car Rental, LLC, Term Loan, 6.60%, (1 mo. USD LIBOR + 1.75%), 8/6/27	$508	$ 500,318
PODS, LLC, Term Loan, 7.922%, (SOFR + 3.00%), 3/31/28	785	765,005
		$ 1,265,323
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc., Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	$273	$ 261,082
Bright Bidco B.V., Term Loan, 20.68%, (SOFR + 9.00%), 12.68% cash, 8.00% PIK, 10/31/27	32	28,366
MaxLinear, Inc., Term Loan, 7.09%, (1 mo. USD LIBOR + 2.25%), 6/23/28	54	53,303
Ultra Clean Holdings, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 8/27/25	432	433,246
		$ 775,997
Software — 25.1%
Applied Systems, Inc., Term Loan, 9.398%, (SOFR + 4.50%), 9/18/26	$1,192	$ 1,191,876
AppLovin Corporation, Term Loan, 8.157%, (SOFR + 3.35%), 8/15/25	381	379,531
Aptean, Inc.:
Term Loan, 9.157%, (SOFR + 4.25%), 4/23/26	660	632,830
Term Loan - Second Lien, 11.807%, (1 mo. USD LIBOR + 7.00%), 4/23/27	300	280,125
Astra Acquisition Corp.:
Term Loan, 10.09%, (1 mo. USD LIBOR + 5.25%), 10/25/28	223	192,020
Term Loan - Second Lien, 13.734%, (1 mo. USD LIBOR + 8.88%), 10/25/29	350	290,430
Banff Merger Sub, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/2/25	643	635,524

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Cast and Crew Payroll, LLC, Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 2/9/26	$392	$ 391,592
CDK Global, Inc., Term Loan, 9.148%, (SOFR + 4.25%), 7/6/29	399	398,537
CentralSquare Technologies, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 8/29/25	442	389,776
Cloudera, Inc.:
Term Loan, 8.657%, (SOFR + 3.75%), 10/8/28	545	514,552
Term Loan - Second Lien, 10.907%, (SOFR + 6.00%), 10/8/29	150	133,500
Constant Contact, Inc., Term Loan, 8.806%, (3 mo. USD LIBOR + 4.00%), 2/10/28	444	420,308
Cornerstone OnDemand, Inc., Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/16/28	272	252,172
Delta TopCo, Inc., Term Loan, 8.656%, (SOFR + 3.75%), 12/1/27	677	629,763
E2open, LLC, Term Loan, 8.201%, (1 mo. USD LIBOR + 3.50%), 2/4/28	541	536,723
ECI Macola Max Holdings, LLC, Term Loan, 8.909%, (3 mo. USD LIBOR + 3.75%), 11/9/27	806	795,565
Epicor Software Corporation, Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 7/30/27	1,076	1,060,104
Finastra USA, Inc., Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/13/24	1,039	977,753
Fiserv Investment Solutions, Inc., Term Loan, 8.756%, (1 mo. USD LIBOR + 4.00%), 2/18/27	340	326,760
GoTo Group, Inc., Term Loan, 9.59%, (1 mo. USD LIBOR + 4.75%), 8/31/27	563	326,211
Greeneden U.S. Holdings II, LLC, Term Loan, 8.84%, (1 mo. USD LIBOR + 4.00%), 12/1/27	687	679,621
Hyland Software, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 7/1/24	968	957,077
Imperva, Inc., Term Loan, 8.859%, (3 mo. USD LIBOR + 4.00%), 1/12/26	564	496,825
Magenta Buyer, LLC:
Term Loan, 9.58%, (3 mo. USD LIBOR + 4.75%), 7/27/28	1	961
Term Loan - Second Lien, 13.08%, (3 mo. USD LIBOR + 8.25%), 7/27/29	375	283,750
Marcel LUX IV S.a.r.l., Term Loan, 7.915%, (SOFR + 3.25%), 3/15/26	463	462,240
Open Text Corporation, Term Loan, 8.157%, (SOFR + 3.25%), 1/31/30	274	273,884
Panther Commercial Holdings L.P., Term Loan, 9.075%, (3 mo. USD LIBOR + 4.25%), 1/7/28	786	734,100
Proofpoint, Inc., Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 8/31/28	938	918,922
Quest Software US Holdings, Inc., Term Loan, 9.076%, (SOFR + 4.25%), 2/1/29	697	571,478
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Realpage, Inc., Term Loan, 7.84%, (1 mo. USD LIBOR + 3.00%), 4/24/28	$1,034	$ 1,005,521
Red Planet Borrower, LLC, Term Loan, 8.59%, (1 mo. USD LIBOR + 3.75%), 10/2/28	493	351,830
Redstone Holdco 2 L.P., Term Loan, 9.568%, (3 mo. USD LIBOR + 4.75%), 4/27/28	493	391,076
Skillsoft Corporation, Term Loan, 10.098%, (SOFR + 5.25%), 7/14/28	70	59,984
Sophia, L.P., Term Loan, 8.659%, (3 mo. USD LIBOR + 3.50%), 10/7/27	1,150	1,135,652
SurveyMonkey, Inc., Term Loan, 8.672%, (1 mo. USD LIBOR + 3.75%), 10/10/25	429	428,194
Turing Midco LLC, Term Loan, 7.34%, (1 mo. USD LIBOR + 2.50%), 3/24/28	189	189,110
Veritas US, Inc., Term Loan, 9.84%, (1 mo. USD LIBOR + 5.00%), 9/1/25	216	164,888
Vision Solutions, Inc., Term Loan, 8.818%, (3 mo. USD LIBOR + 4.00%), 4/24/28	641	567,240
VS Buyer, LLC, Term Loan, 7.70%, (2 mo. USD LIBOR + 3.00%), 2/28/27	948	940,444
		$ 21,368,449
Specialty Retail — 2.6%
Belron Finance US LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 2.43%), 4/13/28	$122	$ 122,500
Hoya Midco, LLC, Term Loan, 7.926%, (SOFR + 3.25%), 2/3/29	110	109,050
Les Schwab Tire Centers, Term Loan, 8.064%, (3 mo. USD LIBOR + 3.25%), 11/2/27	978	971,820
Mattress Firm, Inc., Term Loan, 9.39%, (3 mo. USD LIBOR + 4.25%), 9/25/28	285	267,214
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	739	733,979
		$ 2,204,563
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.33%, (3 mo. USD LIBOR + 2.50%), 8/28/26	$118	$ 116,317
		$ 116,317
Trading Companies & Distributors — 4.2%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.511%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$700	$ 701,034
Term Loan, 7.011%, (1 mo. USD LIBOR + 2.25%), 12/1/27	196	195,940
Core & Main L.P., Term Loan, 7.462%, (SOFR + 2.50%), 7/27/28	246	244,711

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24	$587	$ 577,921
Park River Holdings, Inc., Term Loan, 8.004%, (3 mo. USD LIBOR + 3.25%), 12/28/27	592	548,023
Spin Holdco, Inc., Term Loan, 8.986%, (3 mo. USD LIBOR + 4.00%), 3/4/28	907	765,426
SRS Distribution, Inc.:
Term Loan, 8.157%, (SOFR + 3.25%), 6/2/28	99	96,030
Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 6/2/28	494	477,071
		$ 3,606,156
Transportation Infrastructure — 0.2%
Brown Group Holding, LLC, Term Loan, 7.407%, (SOFR + 2.50%), 6/7/28	$210	$ 208,461
		$ 208,461
Wireless Telecommunication Services — 0.3%
Digicel International Finance Limited, Term Loan, 8.081%, (1 mo. USD LIBOR + 3.25%), 5/28/24	$237	$ 213,245
		$ 213,245
Total Senior Floating Rate Loans (identified cost $101,563,936)		$ 96,319,420

Warrants — 0.0%

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC, Exp. 11/23/25(1)(2)	16,341	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(9)	2,436,143	$ 2,436,143
Total Short-Term Investments (identified cost $2,436,143)		$ 2,436,143
Total Investments — 125.8% (identified cost $113,311,907)		$106,966,733

Note Payable — (30.6)%	$ (26,000,000)

Other Assets, Less Liabilities — 4.8%	$ 4,055,085
Net Assets — 100.0%	$ 85,021,818

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $7,175,044 or 8.4% of the Fund's net assets.
(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	This Senior Loan will settle after March 31, 2023, at which time the interest rate will be determined.
(8)	The stated interest rate represents the weighted average interest rate at March 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $110,875,764)	$ 104,530,590
Investments in securities of affiliated issuers, at value (identified cost $2,436,143)	2,436,143
Cash	1,510,506
Receivable for investments sold	1,121,572
Receivable for capital shares sold	1,559,083
Interest receivable	676,007
Dividends receivable - affiliated	9,988
Receivable from affiliate	19,255
Trustees' deferred compensation plan	1,462
Prepaid upfront fees on note payable	28,606
Prepaid expenses	5,880
Total assets	$111,899,092
Liabilities
Payable for investments purchased	$ 460,750
Payable for capital shares redeemed	121,537
Distributions payable	14,720
Payable to affiliates:
Investment advisory fee	44,712
Administrative fee	8,621
Distribution and service fees	1,681
Sub-transfer agency fee	104
Trustees' deferred compensation plan	1,462
Accrued expenses	223,687
Note payable	26,000,000
Total liabilities	$ 26,877,274
Net Assets	$ 85,021,818
Sources of Net Assets
Paid-in capital	$ 95,760,585
Accumulated loss	(10,738,767)
Net Assets	$ 85,021,818
Class A Shares
Net Assets	$ 7,890,804
Shares Outstanding	896,586
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.80
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.10
Class I Shares
Net Assets	$ 47,437,399
Shares Outstanding	5,396,871
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.79
Class R6 Shares
Net Assets	$ 29,693,615
Shares Outstanding	3,378,429
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.79

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income	$ 32,760
Dividend income - affiliated issuers	58,765
Interest and other income	4,741,660
Total investment income	$4,833,185
Expenses
Investment advisory fee	$ 277,540
Administrative fee	53,670
Distribution and service fees:
Class A	9,997
Trustees' fees and expenses	3,853
Custodian fees	6,512
Transfer agency fees and expenses	26,855
Accounting fees	11,574
Professional fees	39,743
Registration fees	26,557
Reports to shareholders	3,611
Interest expense and fees	743,632
Miscellaneous	8,420
Total expenses	$1,211,964
Waiver and/or reimbursement of expenses by affiliate	$ (103,818)
Net expenses	$1,108,146
Net investment income	$3,725,039
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (747,214)
Net realized loss	$ (747,214)
Change in unrealized appreciation (depreciation):
Investment securities	$ 2,916,656
Net change in unrealized appreciation (depreciation)	$2,916,656
Net realized and unrealized gain	$2,169,442
Net increase in net assets from operations	$5,894,481

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,725,039	$ 5,814,676
Net realized loss	(747,214)	(1,639,510)
Net change in unrealized appreciation (depreciation)	2,916,656	(10,320,975)
Net increase (decrease) in net assets from operations	$ 5,894,481	$ (6,145,809)
Distributions to shareholders:
Class A	$ (325,611)	$ (285,377)
Class I	(2,114,083)	(3,337,803)
Class R6	(1,292,187)	(2,200,776)
Total distributions to shareholders	$ (3,731,881)	$ (5,823,956)
Capital share transactions:
Class A	$ (105,806)	$ 5,087,298
Class I	(8,944,320)	(2,512,223)
Class R6	(3,297,225)	(20,870,037)
Net decrease in net assets from capital share transactions	$(12,347,351)	$ (18,294,962)
Net decrease in net assets	$(10,184,751)	$ (30,264,727)
Net Assets
At beginning of period	$ 95,206,569	$125,471,296
At end of period	$ 85,021,818	$ 95,206,569

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Statement of Cash Flows

Six Months Ended
March 31, 2023 (Unaudited)
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 5,894,481
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(3,088,777)
Investments sold and principal repayments	18,965,530
Decrease in short-term investments, net	1,186,120
Net amortization/accretion of premium (discount)	(144,047)
Amortization of prepaid upfront fees on note payable	14,932
Increase in interest receivable	(154,650)
Increase in dividends receivable - affiliated	(2,164)
Decrease in receivable from affiliate	16,976
Decrease in prepaid expenses	1,858
Decrease in Trustees' deferred compensation plan	803
Decrease in payable to affiliate for investment advisory fee	(7,202)
Decrease in payable to affiliate for administrative fee	(1,412)
Increase in payable to affiliate for distribution and services fees	43
Decrease in payable to affiliate for sub-transfer agency fee	(262)
Decrease in payable to affiliate for Trustee's deferred compensation plan	(803)
Increase in accrued expenses	39,650
Decrease in unfunded loan commitments	(118,224)
Net change in unrealized (appreciation) depreciation on investments	(2,916,656)
Net realized loss from investments	747,214
Net cash provided by operating activities	$ 20,433,410
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$ (79,124)
Proceeds from capital shares sold	5,731,012
Capital shares redeemed	(23,151,219)
Prepaid upfront fees on note payable	(30,000)
Proceeds from note payable	5,000,000
Repayments of note payable	(9,000,000)
Net cash used in financing activities	$(21,529,331)
Net decrease in cash	$ (1,095,921)
Cash at beginning of period	$ 2,606,427
Cash at end of period	$ 1,510,506
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 3,648,247
Cash paid for interest and fees on borrowings	$ 710,120

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2018(1)
		2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.60	$ 9.51	$ 9.23	$ 9.73	$ 9.97	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.35	$ 0.43	$ 0.35	$ 0.39	$ 0.47	$ 0.38
Net realized and unrealized gain (loss)	0.21	(0.93)	0.29	(0.50)	(0.24)	(0.06)
Total income (loss) from operations	$ 0.56	$ (0.50)	$ 0.64	$ (0.11)	$ 0.23	$ 0.32
Less Distributions
From net investment income	$ (0.36)	$ (0.41)	$ (0.36)	$ (0.39)	$ (0.47)	$ (0.35)
Total distributions	$ (0.36)	$ (0.41)	$ (0.36)	$ (0.39)	$ (0.47)	$ (0.35)
Net asset value — End of period	$ 8.80	$ 8.60	$ 9.51	$ 9.23	$ 9.73	$ 9.97
Total Return(3)	6.55% (4)	(5.37)%	6.99%	(1.05)%	2.42%	3.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,891	$7,809	$3,453	$2,329	$3,286	$3,090
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	2.98% (7)	1.95%	1.51%	1.83%	2.29%	2.48% (7)
Net expenses(6)	2.71% (7)(8)	1.73% (8)	1.32%	1.53%	1.98%	2.13% (7)
Net investment income	8.12% (7)	4.72%	3.73%	4.20%	4.86%	3.93% (7)
Portfolio Turnover	3% (4)	30%	37%	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 1.66%, 0.70%, 0.31%, 0.54%, 0.96% and 1.07% for the six months ended March 31, 2023, the years ended September 30, 2022, 2021, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2018(1)
		2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.59	$ 9.50	$ 9.22	$ 9.73	$ 9.97	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.36	$ 0.43	$ 0.37	$ 0.40	$ 0.49	$ 0.40
Net realized and unrealized gain (loss)	0.21	(0.90)	0.29	(0.50)	(0.23)	(0.06)
Total income (loss) from operations	$ 0.57	$ (0.47)	$ 0.66	$ (0.10)	$ 0.26	$ 0.34
Less Distributions
From net investment income	$ (0.37)	$ (0.44)	$ (0.38)	$ (0.41)	$ (0.50)	$ (0.37)
Total distributions	$ (0.37)	$ (0.44)	$ (0.38)	$ (0.41)	$ (0.50)	$ (0.37)
Net asset value — End of period	$ 8.79	$ 8.59	$ 9.50	$ 9.22	$ 9.73	$ 9.97
Total Return(3)	6.68% (4)	(5.14)%	7.25%	(0.83)%	2.57%	3.48% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,437	$55,164	$64,676	$26,958	$14,749	$26,452
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	2.71% (7)	1.58%	1.26%	1.50%	2.02%	2.06% (7)
Net expenses(6)	2.46% (7)(8)	1.36% (8)	1.07%	1.21%	1.70%	1.67% (7)
Net investment income	8.35% (7)	4.69%	3.94%	4.34%	5.05%	4.10% (7)
Portfolio Turnover	3% (4)	30%	37%	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 1.66%, 0.58%, 0.31%, 0.47%, 0.93% and 0.91% for the six months ended March 31, 2023, the years ended September 30, 2022, 2021, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2018(1)
		2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.59	$ 9.50	$ 9.22	$ 9.72	$ 9.96	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.36	$ 0.42	$ 0.38	$ 0.41	$ 0.50	$ 0.37
Net realized and unrealized gain (loss)	0.21	(0.89)	0.28	(0.50)	(0.24)	(0.04)
Total income (loss) from operations	$ 0.57	$ (0.47)	$ 0.66	$ (0.09)	$ 0.26	$ 0.33
Less Distributions
From net investment income	$ (0.37)	$ (0.44)	$ (0.38)	$ (0.41)	$ (0.50)	$ (0.37)
Total distributions	$ (0.37)	$ (0.44)	$ (0.38)	$ (0.41)	$ (0.50)	$ (0.37)
Net asset value — End of period	$ 8.79	$ 8.59	$ 9.50	$ 9.22	$ 9.72	$ 9.96
Total Return(3)	6.68% (4)	(5.15)%	7.26%	(0.83)%	2.67%	3.35% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,694	$32,233	$57,343	$43,899	$32,011	$52,592
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	2.64% (7)	1.43%	1.19%	1.44%	1.99%	1.74% (7)
Net expenses(6)	2.46% (7)(8)	1.32% (8)	1.08%	1.23%	1.72%	1.44% (7)
Net investment income	8.36% (7)	4.59%	3.99%	4.40%	5.08%	3.81% (7)
Portfolio Turnover	3% (4)	30%	37%	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 1.66%, 0.54%, 0.32%, 0.49%, 0.95% and 0.69% for the six months ended March 31, 2023, the years ended September 30, 2022, 2021, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022, respectively).

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,962	$ 80,949	$ —	$ 92,911
Corporate Bonds	—	7,175,044	—	7,175,044
Exchange-Traded Funds	943,215	—	—	943,215
Senior Floating-Rate Loans	—	96,319,420	—	96,319,420
Warrants	—	0	—	0
Short-Term Investments	2,436,143	—	—	2,436,143
Total Investments	$3,391,320	$103,575,413	$ —	$106,966,733
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.480%
In excess of $1 billion	0.430%
Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed by the Fund. For the six months ended March 31, 2023, the investment advisory fee amounted to $277,540 or 0.62% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $2,518 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class's average daily net assets. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $101,300.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $53,670.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $9,997 for Class A shares.
The Fund was informed that EVD received $1,104 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $1,321 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $3,456,273 and $18,856,320, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $3,627,554 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $1,185,032 are short-term and $2,442,522 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$113,316,534
Gross unrealized appreciation	$ 412,360
Gross unrealized depreciation	(6,762,161)
Net unrealized depreciation	$ (6,349,801)
5  Credit Agreement
The Fund has entered into a committed, senior secured 364-day revolving line of credit, as amended (the Agreement) with a bank to borrow up to a limit of $60 million. Borrowings under the Agreement are secured by the assets of the Fund. The Fund is required to maintain a certain borrowing base while borrowings are outstanding. Borrowings may be made for general business purposes, including the purchase of investment securities and temporary or emergency purposes.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Interest on advances under the Agreement is calculated at a rate per annum equal to the Fund's option of (a) Term SOFR (subject to a 0% floor) plus a Term SOFR adjustment of 0.10% plus a 0.85% margin (the “SOFR Rate”) and (b) Federal Funds Effective Rate plus 0.85% (which cannot be lower than the SOFR Rate). Term SOFR is defined as the secured overnight financing rate as administered by the Federal Reserve Bank of New York for a 1-month tenor. Under the terms of the Agreement, the Fund pays a facility fee of 0.15% per annum on the commitment amount.
In connection with the renewal of the Agreement on March 14, 2023, the Fund paid upfront fees of $30,000, which are being amortized to interest expense through March 12, 2024. The unamortized balance at March 31, 2023 is approximately $29,000 and is included in “prepaid upfront fees on note payable” on the Statement of Assets and Liabilities. At March 31, 2023, the Fund had borrowings outstanding under the Agreement of $26,000,000 at an annual interest rate of 5.74%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2023 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023. For the six months ended March 31, 2023, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $26,269,231 and 5.03%, respectively.
6  Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,436,143, which represents 2.9% of the Fund’s net assets. Transactions in such funds by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,622,263	$27,426,491	$(28,612,611)	$ —	$ —	$2,436,143	$58,765	2,436,143
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2023 and the year ended September 30, 2022 were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	75,387	$ 655,611	608,355	$ 5,661,318
Reinvestment of distributions	35,079	307,061	30,301	272,944
Shares redeemed	(122,114)	(1,068,478)	(93,351)	(846,964)
Net increase (decrease)	(11,648)	$ (105,806)	545,305	$ 5,087,298
Class I
Shares sold	742,293	$ 6,482,071	4,863,975	$ 45,267,890
Reinvestment of distributions	237,702	2,077,701	360,202	3,279,314
Shares redeemed	(2,006,922)	(17,504,092)	(5,605,783)	(51,059,427)
Net decrease	(1,026,927)	$ (8,944,320)	(381,606)	$ (2,512,223)
Class R6
Shares sold	104	$ 905	994,285	$ 9,309,545
Reinvestment of distributions	144,549	1,263,485	223,961	2,045,111
Shares redeemed	(520,214)	(4,561,615)	(3,499,373)	(32,224,693)
Net decrease	(375,561)	$ (3,297,225)	(2,281,127)	$(20,870,037)

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

8  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.
LIBOR Transition Risk
Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Calvert
Floating-Rate Advantage Fund
March 31, 2023
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Trustee and President
(1)Mr. Eliopoulos began serving as Trustee effective December 30, 2022.

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
28874     3.31.23

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)	President’s Section 302 certification.
(a)(2)(ii)	Treasurer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: May 22, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 22, 2023